(20) TAXES, FEES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2017
Taxes Fees And Contributions
TAXES, FEES AND CONTRIBUTIONS
	Dec 31, 2017	Dec 31, 2016
Current
IRPJ (corporate income tax)	59,026	42,793
CSLL (social contribution on net income)	22,430	14,434
Income tax and social contribution	81,457	57,227

ICMS (State VAT)	403,492	416,096
PIS (tax on revenue)	32,486	28,759
COFINS (tax on revenue)	141,757	126,939
Others	51,111	52,522
Other taxes	628,846	624,316

Total current	710,303	681,544

Noncurrent
PIS (tax on revenue)	18,839	26,814